Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Debt [Abstract]
Debt

6. Long-term Debt

At September 30, 2011 and December 31, 2010, long-term debt consisted of the following:

	September 30, 2011	December 31, 2010
Senior Bank Debt (Secured):
First lien debt, payable quarterly, U.S. Dollar denominated—LIBOR, 6.5% as of December 31, 2010	$—	$59,701
Second lien debt, payable quarterly, U.S. Dollar denominated—LIBOR, 8.25% as of December 31, 2010	—	228,248
Second lien debt, payable quarterly, Euro denominated—EURIBOR, 8.25% as of December 31, 2010	—	137,814
Second lien debt, payable quarterly, Canadian Dollar denominated—CDOR, 8.25% as of December 31, 2010	—	49,800
First lien debt, payable quarterly, U.S. Dollar denominated—LIBOR, 5.5% as of September 30, 2011, matures May of 2017	119,679	—
First lien debt, payable quarterly, Euro denominated—EURIBOR, 5.8% as of September 30, 2011, matures May of 2017	112,016	—

	231,695	475,563
Senior Notes (Unsecured), payable semi-annually—U.S. Dollar denominated, interest rate fixed at 8.875%, matures June of 2018	240,000	—
Other Long-Term Debt:
Unsecured, interest rate fixed at 2.00% to 2.50%, Euro denominated, primarily short-term	1,714	2,035
Unsecured, interest rate fixed at 1.31% to 3.40%, Yen denominated, primarily short-term	1,947	3,579

	475,356	481,177
Less current maturities	5,325	12,794

Total	$470,031	$468,383

On May 26, 2011, the Company completed a refinancing transaction, which replaced certain of its then outstanding indebtedness with a private placement of $240 million aggregate principal amount of 8.875% senior unsecured notes (the "Notes") and a new approximately $278 million multi-currency senior secured credit facility (the "New Credit Facility"), comprised of approximately $248 million of senior secured term loans and a $30 million senior secured revolving credit facility. The interest rates under the New Credit Facility are calculated, at our option, as the Alternate Base Rate as defined in the New Credit Facility, LIBOR or EURIBOR, subject to a minimum of 2.25%, 1.25% and 1.25%, respectively, plus, in each case, a margin.

The Company paid $17.1 million in deferred financing costs related to the Notes and New Credit Facility. This amount is classified as an intangible asset in the Condensed Consolidated Balance Sheet at September 30, 2011. In addition, in accordance with ASC 470-50, Modifications and Extinguishments of Debt, the Company wrote off $2.9 million of deferred financing costs related to its previous indebtedness as a result of this refinancing. This amount has been classified as a loss on extinguishment of debt in the September 30, 2011 Condensed Consolidated Statement of Operations.

As of September 30, 2011, an aggregate of $16.9 million is available for additional borrowings under the New Credit Facility. This availability represents the $30.0 million Revolving Facility less $13.1 million of that facility committed for letters of credit.

Notes

Interest on the Notes is payable semiannually in cash in arrears on June 15 and December 15 of each year, commencing on December 15, 2011. The Notes are the Company's senior unsecured obligations, and are guaranteed by each of the Company's direct and indirect wholly-owned domestic subsidiaries (the "Notes Guarantors"). They rank equal in right of payment with the Company's existing and future senior indebtedness and senior in right of payment to any of the Company's existing and future subordinated indebtedness. The Notes are effectively subordinated to all of the Company's secured debt, including the New Credit Facility and related guarantees, to the extent of the value of the assets securing such debt and structurally subordinated to all of the existing and future liabilities of its subsidiaries that do not guarantee the Notes. Subject to the terms of the New Credit Facility, the Notes may be redeemed by the Company at specified redemption prices which vary depending on the timing of the redemption.

The Notes contain covenants, subject to certain exceptions, that restrict the Company's ability and the ability of certain of its subsidiaries to, among other things:

•	incur or guarantee additional indebtedness or issue preferred stock;

•	pay dividends or make other distributions to stockholders;

•	purchase or redeem capital stock or subordinated indebtedness;

•	make certain investments;

•	create liens;

•	incur restrictions on the ability of our subsidiaries to make dividends or make other payments to us;

•	sell assets or engage in sale-leaseback transactions;

•	consolidate or merge with or into other companies or transfer all or substantially all of its assets; and

•	engage in certain transactions with affiliates.

As disclosed in previous SEC filings, in connection with the private placement of the Notes, the Notes Guarantors and the Company entered into a registration rights agreement, dated May 26, 2011 with the initial purchasers of the Notes.

New Credit Facility

The New Credit Facility provides for:

•	a six-year $125.0 million senior secured term loan facility, borrowed by the Company, the proceeds of which were used to refinance certain of its existing indebtedness (the "U.S. Term Loan");

•

a six-year €87.0 million senior secured term loan facility, borrowed by Xerium Technologies Limited, a wholly-owned indirect subsidiary of the Company organized under the laws of England and Wales, the proceeds of which were used to refinance certain of the Company's existing indebtedness (the "Euro Term Loan" and together with the U.S. Term Loan, the "Term Loans");

•

a five-year $30.0 million senior secured revolving credit facility, available to the Company, and an uncommitted incremental amount of $10 million, the proceeds of which will be used for working capital and general corporate purposes and include sub-limits available for letters of credit (the "Revolving Facility"); and

•

an uncommitted incremental credit facility (the "Incremental Facility") allowing for increases under the Revolving Facility and Term Loans with the same terms, and borrowing of new tranches of term loans, up to an aggregate principal amount not to exceed the greater of (i) $100.0 million and (ii) the Company's Adjusted EBITDA (as defined in the New Credit Facility) over the prior 12-month period, provided that increases under the Revolving Facility shall not exceed $35.0 million.

The loans under the New Credit Facility are required to be permanently repaid with 100% of the net proceeds of assets sales, dispositions, issuances of certain debt obligations and insurance, in each case, subject to certain exceptions and 50% of annual excess cash flows (as specified in the New Credit Facility) subject to certain adjustments.

The obligations under the New Credit Facility are guaranteed by all of the Company's existing and future direct and indirect subsidiaries that are organized in the United States (subject to certain exceptions in the case of immaterial subsidiaries and joint ventures) and certain of its direct and indirect foreign subsidiaries, provided that non-U.S. guarantors are only liable for obligations of Xerium Technologies Limited and certain other non-U.S. guarantors.

In addition, the obligations under the New Credit Facility are secured by a first-priority perfected security interest in substantially all of the assets of the Company, Xerium Technologies Limited and such subsidiary guarantors (collectively, the "Loan Parties"), in each case, now owned or later acquired, subject to certain exceptions and legal and tax considerations and requirements, including that only 66% of the voting capital stock of the domestic Loan Parties' "first-tier" non-U.S. subsidiaries are pledged in respect of the obligations of the Company and the U.S. guarantors under the New Credit Facility.

The New Credit Facility contains customary covenants that, subject to certain exceptions, restrict the Company's ability to, among other things:

•	pay dividends or redeem or repurchase equity interests;

•	prepay, redeem or purchase other debt, including the Notes;

•	create liens and engage in sale-leaseback transactions;

•	make loans and investments;

•	incur additional indebtedness;

•	amend or otherwise alter debt and other material agreements;

•	make capital expenditures;

•	engage in mergers, acquisitions and asset sales (other than certain permitted acquisitions and asset sales);

•	engage in certain transactions with affiliates; and

•	engage in businesses that are not related to our existing business.

The New Credit Facility includes specified financial covenants, requiring the Company to maintain certain consolidated leverage and interest coverage ratios and limiting its ability to make capital expenditures in excess of specified amounts.

In addition, the New Credit Facility contains, among other restrictions, certain customary representations and warranties, affirmative covenants and events of default, including payment defaults, breaches of representations and warranties, covenant defaults, cross-defaults and cross-acceleration to certain indebtedness, and certain events of bankruptcy, and certain events under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), material judgments, actual or asserted failures of any guarantee or security document supporting the New Credit Facility to be in full force and effect and a change in control. If an event of default occurs, the lenders under the New Credit Facility would be entitled to take various enforcement actions, including acceleration of amounts due under the New Credit Facility and all actions permitted to be taken by a secured creditor.

The aggregate scheduled principal payments over the term of the New Credit Facility, the Notes and other existing debt are shown below:

	New Credit Facility (in USD)	Notes (in USD)	Other Debt (in USD)	Total Scheduled Principal Payments including balloon payments (in USD)
2011 (fourth quarter)	$604	$—	$2,905	$3,509
2012	2,420	—	756	3,176
2013	2,420	—	—	2,420
2014	2,420	—	—	2,420
2015	2,420	—	—	2,420
2016 and thereafter	221,411	240,000	—	461,411

	$231,695	$240,000	$3,661	$475,356

Additionally, the following table outlines the estimated future interest payments to be made under the New Credit Facility and Notes over the term of the obligations:

Total Estimated Interest Payments Converted into U.S. Dollars at September 30, 2011 Exchange Rates (in USD thousands)
2011 (fourth quarter)	$15,178
2012	34,759
2013	34,615
2014	34,529
2015	34,390
2016 and thereafter	71,164

$224,635

As of September 30, 2011 and December 31, 2010, the carrying value of the Company's long-term debt is $475,356 and $481,177, respectively, and exceeds its fair value of approximately $428,927 and $470,177, respectively. The Company determined the fair value of its debt utilizing significant other observable inputs (Level 2 of the fair value hierarchy).

7. Debt

In connection with the Company's initial public offering in 2005, the Company entered into a $700,000 senior secured credit facility that provided for a term loan with a total principal amount of $650,000 and a $50,000 senior secured revolving credit facility. (Collectively, the "Senior Credit Facility"). In 2010, as discussed in Note 1, the Company and certain of its subsidiaries filed voluntary petitions for relief under Chapter 11 of the Bankruptcy Code on the Commencement Date, and the Company and the Debtor Subsidiaries emerged from Chapter 11 on the Effective Date. On the Effective Date, the Company entered into an amendment and restatement of its Senior Credit Facility pursuant to which, among other things, the total outstanding debt obligations under the senior credit facility, which at May 25, 2010 were $603,590 (including waiver fees of $1,380) were reduced to $410,000 ("Second Lien Debt"). Also on the Effective Date, pursuant to the Plan, the DIP Facility was converted into an Exit Facility consisting of a $20,000 revolving credit facility and a $60,000 term loan ("First Lien Debt") used to fund the Company's emergence from Chapter 11 and ongoing working capital requirements. As of December 31, 2010, no borrowings have been made under the revolving credit facility. See Note 1 for additional information related to the terms of the Amended and Restated Credit Facility and the Exit Facility.

The credit facility provides for quarterly scheduled principal payments on the term loans and approximately $57,500 and $382,000 due at maturity in November 2013 and May 2014, respectively. This facility contains covenants based on certain measures of debt levels and interest coverage, all calculated in relation to Adjusted EBITDA as defined in the credit agreement, and restrictions on capital expenditures. At December 31, 2010, management believes the Company was in compliance with these covenants. In addition, substantially all of the Company's assets are pledged as collateral under the credit facility.

At December 31, 2010 and 2009, Long-term debt consisted of the following:

	December 31
	2010	2009
Senior Bank Debt (Secured):
First lien debt, payable quarterly, U.S. Dollar denominated—LIBOR (minimum 2.00%) plus 4.50% (6.5%) as of December 31, 2010	$59,701	$—
Second lien Debt, payable quarterly, US Dollar denominated—LIBOR (minimum 2.00%) plus 6.25% (8.25%) as of December 31, 2010; First lien debt, payable quarterly, LIBOR of 0.25% plus 6.50% (6.75%) as of December 31, 2009	228,248	299,494
Second lien debt, payable quarterly Euro denominated—EURIBOR (minimum 2.00%) plus 6.25% (8.25%) as of December 31, 2010; First lien debt, payable quarterly, EURIBOR plus 6.50% (7.15%) as of December 31, 2009	137,814	216,064
Second lien debt, payable quarterly, Canadian Dollar denominated—CDOR (minimum 2.00%) plus 6.25% (8.25%) as of December 31, 2010; First lien debt, payable quarterly, CDOR plus 6.50% (6.94%) as of December 31, 2009	49,800	68,006

	475,563	583,564
Other Long-Term Debt:
Unsecured, interest fixed at 2.00% to 2.50%, Euro denominated	2,035	1,789
Unsecured, interest fixed at 2.85% to 3.90%, Yen denominated	3.579	4,967

	481,177	590,320
Less current maturities	12,794	1,826
Less long-term debt classified as current (1)	—	583,564

Total	$468,383	$4,930

(1)	In connection with the senior credit facility matters discussed in Note 1, the accompanying consolidated balance sheet as of December 31, 2009 includes a reclassification of $583,564 from "Long term debt, net of current maturities" to current debt as "Long-term debt classified as current". As of December 31, 2010, the long term debt under the senior credit facility was classified as "Long term debt, net of current maturities".

During 2010, 2009 and 2008 the Company recorded $57.9 million, $68.5 million, and $60.3 million in interest expense.

During 2010, the Company made aggregate scheduled debt payments of approximately $4,500 under the Amended and Restated Credit Facility and Exit Facility. In 2009, the Company made scheduled repayments of approximately $19,600 under the Senior Credit Facility. The Company may be required to make debt repayments in addition to the required amortization, subsequent to the 2011 fiscal year, based on its "excess cash" generated in 2011, as defined in its credit agreement. The Company was required to make additional debt repayments of approximately $19,200 during 2009 for "excess cash" based on 2008 calculations. No additional payments were required in 2010 based on 2009 "excess cash" nor are any additional payments required in 2011. Because the amounts of any such future repayments are not currently determinable, they are excluded from the long-term debt maturities schedule below. In addition, substantially all of the Company's assets are pledged as collateral under the Amended and Restated Credit Facility. At December 31, 2010, the Company had $26,032 available under the senior credit facilities.

The aggregate maturities of long-term debt for each of the following five years and thereafter are as follows:

2011	$12,794
2012	10,105
2013	9,493
2014	66,526
2015	382,259
Thereafter	—

$481,177

Additionally, as of December 31, 2010, the carrying value of the term debt under the Company's Amended and Restated Credit Facility was $475,563, and exceeded its fair value of $464,563. At December 31, 2009, the carrying value of the term debt under the Company's senior credit facility was $583,564 and exceeded its fair value of approximately $485,000. The Company determined the fair value of its debt utilizing quoted prices in active markets for its own debt (Level 1 of the fair value hierarchy).